Costs and Estimated Earnings on Uncompleted Contracts (Details Textual) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 05, 2015	Apr. 10, 2014	Dec. 27, 2012	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 11, 2015
Costs And Estimated Earnings On Uncompleted Contracts (Textual)
Interest rate on convertible debenture		8.00%
Maturity date		Apr. 01, 2016
Legal Fees									$ 20,763	$ 20,763
Fair value of conversion option liabilities									0	110,000
Interest expense on the convertible debentures					$ 79,914			$ 239,742	253,061	$ 280,422
Covertible debentures maturity value		$ 1,915,200
Converion price, description							The Exchange Agreement and the 2015 SPA triggered anti-dilution adjustments to the warrants issued on the Existing Debentures based on a $0.25 per share conversion price (adjusted from the original stated conversion price of $0.43 per share), which reduced the exercise price to $0.25 per share and increased the number of shares issuable upon the exercise of the Existing Warrants from 4,818,605 to 8,288,000 shares.			The Exchange Agreement and the 2014 SPA trigger anti-dilution adjustments to the warrants issued on the Existing Debentures based on a $0.25 per share conversion price (adjusted from the original stated conversion price of $0.43 per share), which reduces the exercise price to $0.25 per share and increases the number of shares issuable upon the exercise of the Existing Warrants from 4,818,605 to 8,288,000 shares.
Conversion price		$ 0.25
Fair value of warrant									536,671	$ 701,612
Total amortization relating to the discount				$ 111,808	$ 109,029		$ 499,773	$ 311,625	$ 387,965	$ 718,640
Debt default description							Upon any Event of Default (as defined in the 2014 Debentures), the outstanding principal amount of the 2014 Debentures, plus liquidated damages, interest, a premium of 30% and other amounts owing in respect thereof through the date of acceleration, shall become, at the debenture holders' election, immediately due and payable in cash. Commencing five days after the occurrence of any Event of Default, the interest rate on the 2014 Debentures shall accrue at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted under applicable law.		Upon any Event of Default (as defined in the Debenture), the outstanding principal amount of the Debenture, plus liquidated damages, interest, a premium of 30% and other amounts owing in respect thereof through the date of acceleration, shall become, at the 2014 Holders' election, immediately due and payable in cash. Commencing five days after the occurrence of any Event of Default, the interest rate on the Debenture shall accrue at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted under applicable law.
Common stock ratio shares
Conversion option liabilities										$ 110,000
HCI [Member]
Costs And Estimated Earnings On Uncompleted Contracts (Textual)
Common stock ratio shares						1
Share price						$ 1.25
October 1, 2015 [Member]
Costs And Estimated Earnings On Uncompleted Contracts (Textual)
Debt redemption amount				998,925			$ 998,925		998,925
January 1, 2016 [Member]
Costs And Estimated Earnings On Uncompleted Contracts (Textual)
Debt redemption amount				998,925			998,925		998,925
April 1, 2016 [Member]
Costs And Estimated Earnings On Uncompleted Contracts (Textual)
Debt redemption amount				$ 1,997,850			$ 1,997,850		1,997,850
Minimum [Member]
Costs And Estimated Earnings On Uncompleted Contracts (Textual)
Convertible debentures											$ 1,247,310
Maximum [Member]
Costs And Estimated Earnings On Uncompleted Contracts (Textual)
Convertible debentures											$ 5,405,010
Senior Convertible Debentures [Member]
Costs And Estimated Earnings On Uncompleted Contracts (Textual)
Convertible debentures		$ 2,080,500
Interest rate on convertible debenture		8.00%
Maturity date		Apr. 01, 2016
Term warrant		5 years
Warrants exercise price		$ 0.275
Percentage of conversion price		110.00%
Legal Fees									20,000	20,000
Fair value of conversion option liabilities		$ 413,606
Covertible debentures maturity value		$ 1,825,000
Converion price, description		The Company entered into a Securities Purchase Agreement (the "2014 SPA") with four investors, including Hillair pursuant to which the Company issued and sold (i) $2,080,500 in 8% Original Discount Senior Secured Convertible Debentures, for $1,825,000, with a conversion price of $0.25 per share, subject to adjustment, with a final maturity date of April 1, 2016 (the "2014 New Debentures" together with the 2014 Exchange Debentures, the "2014 Debentures"), and (ii) a five (5) year Common Stock purchase warrant to purchase up to 8,322,000 shares of the Company's common stock at an exercise price of $0.275 (110% of the conversion price), subject to adjustment with a fair value of $532,944 at issuance, which has been recorded as a discount to the 2014 New Debentures.
Conversion price		$ 0.25
Senior Convertible Debentures [Member] | HCI [Member]
Costs And Estimated Earnings On Uncompleted Contracts (Textual)
Maturity date							Jun. 30, 2018
Maximum principal amount							$ 2,500,000
Common stock ratio shares							1
Share price				$ 1.25			$ 1.25
Conversion option liabilities				$ 376,115			$ 376,115
Amount of discount on debentures				$ 229,405			229,405
Senior Convertible Debentures [Member] | SGB [Member]
Costs And Estimated Earnings On Uncompleted Contracts (Textual)
Subscription price sales							$ 2,000,000
Percentage of OID secured convertible debenture				12.00%			12.00%
Existing Debentures [Member]
Costs And Estimated Earnings On Uncompleted Contracts (Textual)
Fair value of conversion option liabilities		$ 2,366
Covertible debentures maturity value		$ 1,680,000
Converion price, description		Under the terms of the Exchange Agreement, Existing Debentures with a stated maturity value of $1,680,000 were surrendered in exchange for (i) new Senior Convertible Debentures with a stated interest rate of eight percent (8%) per year, a stated maturity value of $1,915,200, a conversion price of $0.25 per share, subject to adjustment, with a final maturity date of April 1, 2016 (the ''2014 Exchange Debentures''), and (ii) a five (5) year Common Stock purchase warrant to purchase up to 7,660,800 shares of the Company's common stock at an exercise price of $0.275 (110% of the conversion price), subject to adjustment (the ''2014 Exchange Warrants'').
Conversion price		$ 0.25
2016 Debenture [Member]
Costs And Estimated Earnings On Uncompleted Contracts (Textual)
Maturity date	Nov. 03, 2015
Conversion price	$ 0.10
2016 Debenture [Member] | HCI [Member]
Costs And Estimated Earnings On Uncompleted Contracts (Textual)
Amount of discount on debentures				$ 782,653			$ 782,653
Securities Purchase Agreement [Member] | Hillair Capital Investments Lp [Member]
Costs And Estimated Earnings On Uncompleted Contracts (Textual)
Convertible debentures	$ 162,000		$ 1,120,000
Interest rate on convertible debenture			8.00%
Maturity date			Jul. 01, 2014
Legal Fees									$ 15,466	$ 15,466
Conversion price			$ 0.43
Exchange Agreement [Member]
Costs And Estimated Earnings On Uncompleted Contracts (Textual)
Term warrant		5 years
Warrants exercise price		$ 0.275
Loss of transaction		$ 1,104,179
Percentage of conversion price		110.00%
Fair value of conversion option liabilities		$ 380,744